Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net Loss	$ (7,880,013)	$ (14,591,675)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	680	1,014
Impairment of assets under construction	892,639	48,998
Stock issued for services	138,986	2,902,764
Stock issued for bonuses	0	920,399
Penalties upon default	470,679	0
Change in fair value of liability	0	124,542
Change in derivative liability	1,206,857	0
Loss on settlement of debt	0	1,105,203
Warrant Expense	0	6,769,562
Amortization of debt discounts	1,160,983	44,960
Loss on extinguishment of debt	279,432	0
Changes in operating assets and liabilities:
Other current assets	0	0
Prepaid expenses	25,000	5,549
Accounts payable and accrued expenses	2,066,175	1,199,515
Net Cash Used In Operating Activities	(1,638,582)	(1,469,169)
Cash Flow From Investing Activities:
Cash acquired in acquisition	0	4,512
Assets under construction	0	(95,352)
Payments for acquisition	0	(49,773)
Net Cash Used In Investing Activities	0	(140,613)
Cash Flows From Financing Activities:
Repayment of notes payable - related party	(64,474)	(64,432)
Repayment of government loans	(3,208)	(4,539)
Proceeds from notes payable	499,156	490,000
Proceeds from notes payable, convertible	615,086	80,000
Proceeds from issuance of common stock for cash	155,885	45,000
Proceeds from notes payable - related party	0	844,178
Stock repurchased from related parties	0	(111,440)
Stock issued for exercise of warants for cash	9,520	748,535
Stock issued for cash - related party	10,000	0
Net Cash provided by Financing Activities	1,221,965	2,027,302
Net increase in cash and cash equivalents	(416,617)	417,520
Cash and cash equivalents at beginning of year	425,015	7,495
Cash and cash equivalents at end of period	8,398	425,015
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest expense	26,342	17,162
Cash paid for income taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Convertible note payable and accrued interest - related party converted to common stock	114,078	80,275
Note Payable and accrued interest - related party converted into common stock	0	668,500
Note Payable and accrued interest converted into common stock	878,292	0
Penalties upon default on notes payable	470,679	0
Due to related party, converted into note payable - related party	0	38,822
Accounts payable converted into common stock	0	326,250
Stock issued for commitment fee on issuance of note payable	21,200	0
Debt discount on notes payable	13,248	41,044
Reclassification of derivative liability	$ 157,473	$ 0